EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JULY 3, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in connection with the Summary Prospectus, Prospectus, and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes related to sub-advisers of the following Portfolios:

1290 VT Small Cap Value Portfolio

EQ/Capital Guardian Research Portfolio

EQ/Large Cap Core Managed Volatility Portfolio

EQ/Money Market Portfolio

Multimanager Aggressive Equity Portfolio

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1290 VT Small Cap Value Portfolio

Horizon Asset Management LLC (“Horizon Asset Management”) has undergone a merger with two affiliated investment advisers, in connection with which Horizon Asset Management, the lone surviving investment adviser entity, has been re-named Horizon Kinetics Asset Management LLC (“HKAM”). Portfolio managers Murray Stahl and Matthew Houk remain primarily responsible for the investment decisions for a portion of the Active Allocated Portion of the 1290 VT Small Cap Value Portfolio. All references to Horizon Asset Management with respect to the 1290 VT Small Cap Value Portfolio in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with HKAM.

The first paragraph of the section of the 1290 VT Prospectus entitled “Management of the Trust — The Sub-Advisers — Horizon Asset Management LLC” is hereby deleted and replaced with the following information:

Horizon Kinetics Asset Management LLC (“HKAM”), 470 Park Avenue South, New York, New York 10016, serves as Sub-Adviser to the Active Allocated Portion of the 1290 VT Small Cap Value Portfolio. HKAM is a wholly-owned subsidiary of Horizon Kinetics LLC. As of May 31, 2019, HKAM had $5.3 billion in assets under management.

The table in the section of the SAI entitled “Investment Management and Other Services — The Sub-Advisers” is hereby amended as follows:

Portfolio	Name and Control Persons of the Sub-Adviser
1290 VT Small Cap Value Portfolio	HKAM is a wholly-owned subsidiary of Horizon Kinetics LLC. Horizon Kinetics LLC is the parent company to one U.S. registered investment adviser, HKAM, and two limited purpose broker-dealers.

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EQ/Money Market Portfolio

The Dreyfus Corporation (“Dreyfus”) has changed its name to BNY Mellon Investment Adviser, Inc. (“BNY Mellon”). As a result of this change, all references to Dreyfus with respect to the EQ/Money Market Portfolio in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with BNY Mellon.

The first paragraph of the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — The Dreyfus Corporation” is hereby deleted and replaced with the following information:

BNY Mellon Investment Adviser, Inc. (“BNY Mellon”), 240 Greenwich Street, New York, NY 10286, is the Sub-Adviser to the EQ/Money Market Portfolio. BNY Mellon (formerly, The Dreyfus Corporation) was founded in 1951 and currently manages approximately 147 domestic investment company portfolios. As of May 31, 2019, BNY Mellon had approximately $259.1 billion in assets under management.

The table in the section of the SAI entitled “Investment Management and Other Services — The Sub-Advisers” is hereby amended as follows:

Portfolio	Name and Control Persons of the Sub-Adviser
EQ/Money Market Portfolio	BNY Mellon is an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly-traded financial services company.

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Multimanager Aggressive Equity Portfolio

Scotia Institutional Asset Management US, Ltd. (“Scotia”) has deregistered as an investment adviser. This change resulted in the termination of the investment sub-advisory agreement between AXA Equitable Funds Management Group, LLC (“Adviser”) and Scotia. In connection with this change, the Board of Trustees of the Trust has approved the appointment of 1832 Asset Management U.S. Inc. (“1832 Asset Management”), a registered investment adviser affiliated with Scotia, to replace Scotia as investment sub-adviser for a portion of the Active Allocated Portion of the Multimanager Aggressive Equity Portfolio. Effective on or about June 30, 2019, the Adviser entered into a new investment sub-advisory agreement with 1832 Asset Management with respect to the Multimanager Aggressive Equity Portfolio. Scotia’s Growth Team, including founding member and portfolio manager Noah Blackstein, continue to provide investment advisory services through 1832 Asset Management. Portfolio manager Noah Blackstein remains primarily responsible for the investment decisions for a portion of the Active Allocated Portion of the Multimanager Aggressive Equity Portfolio. All references to Scotia with respect to the Multimanager Aggressive Equity Portfolio in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with 1832 Asset Management.

The first paragraph of the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Scotia Institutional Asset Management US, Ltd.” is hereby deleted and replaced with the following information:

1832 Asset Management U.S. Inc. (“1832 Asset Management”), 1 Adelaide Street East, Toronto, Ontario, Canada M5C2V9, serves as Sub-Adviser to an Active Allocated Portion of the Multimanager Aggressive Equity Portfolio. 1832 Asset Management is an indirect wholly owned subsidiary of The Bank of Nova Scotia (“Scotiabank”). Scotiabank is a financial services company which provides a broad range of financial products and services to individuals, institutions and corporations through a number of operating subsidiaries. Scotiabank is publicly traded on the Toronto and New York Stock Exchanges under the symbol BNS. As of March 31, 2019, 1832 Asset Management had approximately $391.9 million in assets under management.

The table in the section of the SAI entitled “Investment Management and Other Services — The Sub-Advisers” is hereby amended as follows:

Portfolio	Name and Control Persons of the Sub-Adviser
Multimanager Aggressive Equity Portfolio	1832 Asset Management is an indirect wholly-owned subsidiary of The Bank of Nova Scotia.

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EQ/Capital Guardian Research Portfolio

EQ/Large Cap Core Managed Volatility Portfolio

Capital Guardian Trust Company (“Capital Guardian”) has deregistered as a bank and merged into Capital International, Inc. (“Capital International”), another company of The Capital Group Companies, Inc. that is a registered investment adviser. As a result of this change, Capital International has assumed the investment sub-advisory responsibilities for the EQ/Capital Guardian Research Portfolio and a portion of the Active Allocated Portion of the EQ/Large Cap Core Managed Volatility Portfolio (together, “Capital Portfolios”). Portfolio managers Carlos Schonfeld and Todd Saligman remain jointly and primarily responsible for the investment decisions for the Capital Portfolios. All references to Capital Guardian with respect to the Capital Portfolios in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with Capital International.

The first paragraph of the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Capital Guardian Trust Company” is hereby deleted and replaced with the following information:

Capital International, Inc. (“Capital International”), 11100 Santa Monica Boulevard, Los Angeles, CA 90025, serves as a Sub-Adviser to the EQ/Capital Guardian Research Portfolio and also serves as a Sub-Adviser to a portion of the Active Allocated Portion of the EQ/Large Cap Core Managed Volatility Portfolio. Capital International has been providing investment management services since 1987. As of April 30, 2019, Capital International had $9.0 billion in assets under management.

The table in the section of the SAI entitled “Investment Management and Other Services — The Sub-Advisers” is hereby amended as follows:

Portfolio	Name and Control Persons of the Sub-Adviser
EQ/Capital Guardian Research Portfolio EQ/Large Cap Core Managed Volatility Portfolio	Capital International, Inc. is a wholly-owned subsidiary of Capital Group International, Inc. that is owned by Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc. and provides investment management services to institutional investors and governmental entities, a registered investment company and other pooled investment vehicles exempt from registration.